Consolidated Statements of Financial Position ¥ in Thousands, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Non-current assets
Property and equipment	¥ 178,179	¥ 98,574
Right-of-use assets	73,564	51,658
Intangible assets	21,664	24,594
Goodwill	44,758	44,758
Restricted cash – non-current	9,669	1,575
Deferred tax assets	997	1,994
Financial assets at FVTPL – non-current	56,919	0
Other non-current assets	20,025	21,082
Total non-current assets	405,775	244,235
Current assets
Inventories	204,705	218,220
Contract assets	28,005	82,826
Trade receivables	252,607	266,933
Prepayments and other receivables	197,652	192,530
Prepayments to and amounts due from related parties	26,618	26,923
Financial assets at FVTPL	1,685,146	317,042
Time deposits	620,148	2,550,279
Cash and cash equivalents	4,268,300	1,661,152
Restricted cash – current	4,814	10,194
Subscription receivables	0	43,924
Total current assets	7,287,995	5,370,023
Total assets	7,693,770	5,614,258
DEFICIT IN EQUITY
Share premium	12,750,598	1,104,120
Reserves	2,946,715	2,110,151
Accumulated losses	(8,631,352)	(6,114,544)
Treasury shares	0	(151,668)
Total (deficit)/equity	7,066,019	(3,051,918)
Non-current liabilities
Lease liabilities – non-current	26,059	22,309
Put option liabilities– non-current	0	40,449
Long-term bank loan	50,040	0
Deferred tax liabilities	4,486	5,483
Other non-current liabilities	4,677	6,522
Total non-current liabilities	85,262	74,763
Current liabilities
Short-term bank loans	30,019	0
Trade payables	20,713	16,962
Preferred shares and other financial instruments subject to redemption and other preferential rights	0	8,181,722
Other payables, deposits received and accrued expenses	397,755	271,306
Contract liabilities	4,476	12,498
Lease liabilities – current	36,900	31,098
Amounts due to related parties	9,450	77,827
Put option liabilities – current	41,099	0
Income taxes payable	2,077	0
Total current liabilities	542,489	8,591,413
Net current (liabilities)/assets	6,745,506	(3,221,390)
Total liabilities	627,751	8,666,176
Total equity and liabilities	7,693,770	5,614,258
Class A ordinary shares [member]
DEFICIT IN EQUITY
Ordinary shares	54	0
Class B ordinary shares [member]
DEFICIT IN EQUITY
Ordinary shares	4	0
Ordinary shares [member]
DEFICIT IN EQUITY
Ordinary shares	0	8
Series Seed-1 Preferred Shares [member]
DEFICIT IN EQUITY
Series Seed	0	5
Series Seed-2 Preferred Shares [member]
DEFICIT IN EQUITY
Series Seed	0	4
Series A Preferred Shares [member]
DEFICIT IN EQUITY
Series Seed	¥ 0	¥ 6